Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Equity Incentive Compensation
The purpose of long-term equity incentive compensation is to align executive officer financial interests with those of stockholders, and to improve our long-term profitability and stability through the attraction and retention of superior talent.
Each executive officer has an annual long-term equity incentive target grant denoted in terms of a dollar value, which is typically allocated equally between stock options and PRSUs. The Compensation Committee considers recommendations from the CEO with regard to grants of stock options and PRSUs to executive officers other than himself. The Compensation Committee retains full responsibility for approval of individual grants.
The Company maintains an Equity Grant Policy applicable to all awards of equity-based compensation, including stock options, granted by the Company. As part of the policy, all stock option awards granted to executive officers must be approved by the Compensation Committee. In addition, the Compensation Committee has set a predetermined time for the grant of stock options that are a component of an associate’s annual compensation so that they are not made in close proximity to the scheduled disclosure of material non-public information. The policy similarly restricts grants of stock option awards made outside of the annual grant process to a Window Period as defined in the Company’s Insider Trading Policy to ensure the advance release of material non-public information by the Company. Under the policy, stock options are not permitted to be granted within four business days prior to or one business day following the disclosure of material non-public information. The Company does not permit timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
Each executive officer has an annual long-term equity incentive target grant denoted in terms of a dollar value, which is typically allocated equally between stock options and PRSUs. The Compensation Committee considers recommendations from the CEO with regard to grants of stock options and PRSUs to executive officers other than himself. The Compensation Committee retains full responsibility for approval of individual grants.
The Company maintains an Equity Grant Policy applicable to all awards of equity-based compensation, including stock options, granted by the Company. As part of the policy, all stock option awards granted to executive officers must be approved by the Compensation Committee. In addition, the Compensation Committee has set a predetermined time for the grant of stock options that are a component of an associate’s annual compensation so that they are not made in close proximity to the scheduled disclosure of material non-public information. The policy similarly restricts grants of stock option awards made outside of the annual grant process to a Window Period as defined in the Company’s Insider Trading Policy to ensure the advance release of material non-public information by the Company. Under the policy, stock options are not permitted to be granted within four business days prior to or one business day following the disclosure of material non-public information. The Company does not permit timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The policy similarly restricts grants of stock option awards made outside of the annual grant process to a Window Period as defined in the Company’s Insider Trading Policy to ensure the advance release of material non-public information by the Company. Under the policy, stock options are not permitted to be granted within four business days prior to or one business day following the disclosure of material non-public information. The Company does not permit timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false